Submission	Sep. 18, 2026
Submission [Line Items]
Central Index Key	0000887396
Registrant Name	Empire Petroleum Corp
Registration File Number	333-298735
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A